Accrued expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	March 31, 2013	December 31, 2012

Accrued executive severance	$441,020	$542,269
Accrued audit and tax preparation	51,900	$102,600
Accrued legal professional fees	47,938	23,519
Accrued other	82,453	53,528
	$623,311	$721,916

	2012	2011

Accrued executive severance	$542,269	$-
Accrued audit and tax preparation	102,600	75,516
Accrued legal professional fees	23,519	61,000
Accrued other	53,528	54,067
	$721,916	$190,583